Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Parent entity financial information [line items]
Current assets	$ 89,160,519	$ 57,297,347
Total assets	282,919,269	226,095,541
Current liabilities	83,559,322	46,241,894
Total liabilities	121,248,197	88,505,284
Shareholders' equity
Issued capital	485,478,860	367,537,075	$ 338,425,286
Reserves
Share-based payment reserve	43,735,164	45,642,323
Accumulated losses	(352,395,167)	(259,669,980)
Total equity	161,671,072	137,590,257		$ 183,936,275	$ 226,056,269
Parent
Parent entity financial information [line items]
Current assets	46,085,103	41,577,200
Total assets	230,083,415	173,594,574
Current liabilities	68,412,343	36,004,317
Total liabilities	68,412,343	36,004,317
Shareholders' equity
Issued capital	485,478,860	367,537,075
Reserves
Share-based payment reserve	47,819,268	48,945,260
Foreign currency translation reserve	(26,945,635)	(50,624,018)
Convertible loan note reserve	4,523,095	4,523,095
Accumulated losses	(349,204,516)	(232,791,155)
Total equity	$ 161,671,072	$ 137,590,257